Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Clark Fork Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001506980
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Tarkio Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tarkio Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year end, the Fund’s portfolio turnover rate was 19.20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The guiding principle of the Tarkio Fund is the belief that a long-term investor in common stock is a partner with the business in which it invests. Front Street Capital Management, Inc. (the “Adviser”) pursues long-term capital appreciation for its shareholders by employing a disciplined bottom up, fundamental approach to identify equity investments that satisfy its quality and valuation standards. The Fund is non-diversified, which means it has the ability to take larger positions in a smaller number of companies.

Quality companies are defined by the Adviser as enterprises run by a management team focused on creating long-term value in the business. The Adviser’s qualitative review of a company focuses on company culture, and also includes an analysis of corporate integrity, capital allocation (historically, and on an ongoing basis), and long-term focus of management. As part of this review process, the Adviser will review publicly available information documenting management actions and capital allocation decisions.

Specifically, the Adviser looks for companies that demonstrate high levels of integrity, humility, trust, long-term focus, purpose and passion, teamwork (cooperation, not internal competition), and a focus on employee empowerment (driving fear out of the organization), as well as discipline with respect to capital allocation. The Adviser looks for companies that focus on these criteria both historically and on an ongoing basis and really lives with these companies and considers each company it invests in as a long-term partner. With trust, integrity, and humility, empowered and engaged employees can solve problems using continuous improvement principles to drive more value to customers. If employees can cooperate and share information over time, company margins, market share, and customer loyalty (and consequently earnings) can compound over the long term.

When making an investment decision, the Adviser also considers the company’s performance with respect to environmental, social, and governance (ESG) factors. The Adviser has developed its own internal process for measuring companies’ performance relative to a set of ESG factors that the Adviser believes are a good indicator of long-term financial performance. Each company’s behavior as it relates to these ESG factors is unique, but the Adviser generally believes that environment-impacting actions and omissions (including externalizing costs, pollution/conservation, and sustainability in operations), transparency and accountable governance (such as board and officer compensation levels, transparency of reporting, and honesty and accountability in the event of rule-breaking), and a commitment to diversity, inclusiveness, empowerment and social justice are all indicators of whether a company acts in a manner consistent with the Adviser’s criteria. The Adviser believes positive ESG factors (such as environmental stewardship, community and societal well-being, corporate transparency, and ethical treatment of all stakeholders – not just shareholders) are often indicative of a company’s alignment with the Adviser’s investment criteria as stated above. The Fund, generally, seeks to avoid investing in companies that the Adviser deems inconsistent with these positive ESG factors because the Adviser believes that, typically, companies that are extractive or that profit from social destruction or addictive products tend not to have long-term focus and tend not to have a non-monetary purpose or passion. The Adviser also believes that companies managed with long-term performance in mind are less likely to incur the many various liabilities associated with negative ESG factors, including, among others, exploitation of employees, communities, and the environment. Such liabilities can include employee and/or shareholder lawsuits and regulatory sanctions and fines. However, the Adviser’s internal ESG screening process does not automatically eliminate any type of company from investment. The ESG process is only one part of the Adviser’s overall investment analysis process.

Once companies are identified, the Adviser attempts to find buying opportunities at prices that represent a fair value for a long-term owner. The Adviser’s qualitative review process is subjective and may result in investments in companies that do not satisfy all shareholders of the Fund.

The Fund, under normal market conditions, invests primarily in common stock from small, medium, and large capitalization U.S. companies that are selected for their long-term appreciation potential. While it is anticipated that the Fund invests across a range of industries, certain sectors may, at times, be favored over others because the Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be over-weighted will vary at different points in the economic cycle.

To a significantly lesser extent, the Fund may invest in fixed income securities (including debt securities that are considered speculative and are commonly referred to as “junk bonds”) and securities of foreign issuers, including issuers in emerging markets using the same fundamental research approach based on quality and price. When investing in fixed-income securities, the Fund does not attempt to maintain a certain duration. (“Duration” is a term for the measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. For example, if interest rates move up 1 percentage point (1%) while the Fund’s fixed income duration is 4 years, the price of the Fund’s fixed income investment would be expected to decline by 4%. The larger the duration number, the greater an investment’s sensitivity to changes in interest rates.) In addition, the Fund may invest in other investment companies, such as money market funds and exchange-traded funds (“ETFs”), for cash management and other purposes, including to gain exposure to certain sectors of securities that are represented by ownership in ETFs. The Adviser limits to 5% the Fund’s total assets that may be invested in ETFs.

The Adviser generally will not engage in frequent trading of the Fund’s portfolio securities.

The Adviser may sell or reduce the Fund’s position in a security when the facts or the original investment analysis have changed.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund. Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small, medium, and large capitalization companies. Investments in small and medium capitalization companies may be riskier than investments in larger, more established companies.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare to those of a broad-based securities index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.tarkiofund.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tarkiofund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Return as of December 31st
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	For the periods included in the bar chart: Best Quarter 34.70%, 4th Quarter, 2020 Worst Quarter -27.65%, 4th Quarter, 2018
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year to date return as of June 30, 2023 was 22.33%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.65%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2022.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1 Year	rr_AverageAnnualReturnYear01	(30.31%)
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	9.67%
Tarkio Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(31.99%)
5 Years	rr_AverageAnnualReturnYear05	0.79%
10 Years	rr_AverageAnnualReturnYear10	8.95%
Tarkio Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.89%)
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10	7.85%
Tarkio Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.41%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Tarkio Fund | Tarkio Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
Annual Return 2013	rr_AnnualReturn2013	38.50%
Annual Return 2014	rr_AnnualReturn2014	8.85%
Annual Return 2015	rr_AnnualReturn2015	(8.05%)
Annual Return 2016	rr_AnnualReturn2016	28.50%
Annual Return 2017	rr_AnnualReturn2017	29.04%
Annual Return 2018	rr_AnnualReturn2018	(23.27%)
Annual Return 2019	rr_AnnualReturn2019	29.57%
Annual Return 2020	rr_AnnualReturn2020	27.00%
Annual Return 2021	rr_AnnualReturn2021	24.41%
Annual Return 2022	rr_AnnualReturn2022	(30.31%)